Short-Term Loans - Additional Information (Details)		5 Months Ended	12 Months Ended
	Mar. 31, 2021 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Jun. 30, 2021 CNY (¥)	Aug. 06, 2019 CNY (¥)
Short Term Debt [Line Items]
Short-term borrowings from bank					¥ 6,801,000
Repayment of short term loan			¥ 2,000,000	$ 313,844	17,808,000	¥ 9,000,000
Other short-term borrowings					4,801,000
Mr. Xiaofeng Ma
Short Term Debt [Line Items]
Other short-term borrowings					631,000
CEO of Muhua Shangce
Short Term Debt [Line Items]
Other short-term borrowings			1,210,000		1,260,000
Loan unpaid amount							¥ 7,511,000
Mr. Xiaofeng Ma
Short Term Debt [Line Items]
Other short-term borrowings					500,000
Three Third Party Companies
Short Term Debt [Line Items]
Other short-term borrowings					900,000
CEO of Muhua Shangce and Three Third Party Companies
Short Term Debt [Line Items]
Repayment of other short-term borrowings					1,490,000
Short-Term Loan | Huanqiuyimeng
Short Term Debt [Line Items]
Short-term borrowings from bank					13,327,000			¥ 13,991,000
Repayment of short-term borrowings		¥ 9,000,000			16,318,000
Interest expense accrued		¥ 164,930	22,244		207,697
Short-term borrowings outstanding amount					2,000,000	¥ 4,991,000
Repayment of short term loan	¥ 2,000,000
4.35% Interest loan
Short Term Debt [Line Items]
Other short-term borrowings					¥ 3,000,000.0
Annual interest rate					4.35%
2.00% Interest Loan | CEO of Muhua Shangce
Short Term Debt [Line Items]
Other short-term borrowings					¥ 500,000
Annual interest rate					2.00%
No Interest | CEO of Muhua Shangce
Short Term Debt [Line Items]
Other short-term borrowings			1,060,000		¥ 760,000
No Interest | Three Third Party Companies
Short Term Debt [Line Items]
Other short-term borrowings			800,000
No Interest | CEO and Director of a Partnership
Short Term Debt [Line Items]
Other short-term borrowings			¥ 700,000
Debt instrument term			14 months	14 months
6.12% Interest Loan | CEO of Muhua Shangce
Short Term Debt [Line Items]
Other short-term borrowings			¥ 150,000
Annual interest rate			6.12%